APPENDIX I
                                                        ------------------------
                                                               OMB APPROVAL
                                                        ------------------------
                                                        OMB NUMBER:    3235-0456
                                                        Expires: August 31, 2000
                                                        Estimated average burden
                                                        hours per response.....1
                                                        ------------------------

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

 READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM. PLEASE PRINT OR TYPE.

1.      Name and Address of Issuer:

        Wells Fargo Funds Trust
        111 Center Street
        Little Rock, AR 72201

2. The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
        classes):               [ ]

        LIST OF SERIES OR CLASS OF FUNDS FOR WHICH THE NOTICE IS FILED:

        CALIFORNIA LIMITED TERM TAX-FREE FUND CLASS A
        CALIFORNIA LIMITED TERM TAX-FREE FUND INSTITUTIONAL CLASS
        CALIFORNIA TAX-FREE FUND CLASS A
        CALIFORNIA TAX-FREE FUND CLASS B
        CALIFORNIA TAX-FREE FUND CLASS C
        CALIFORNIA TAX-FREE FUND INSTITUTIONAL CLASS
        COLORADO TAX-FREE FUND CLASS A
        COLORADO TAX-FREE FUND CLASS B
        COLORADO TAX-FREE FUND INSTITUTIONAL CLASS
        MINNESOTA TAX-FREE FUND CLASS A
        MINNESOTA TAX-FREE FUND CLASS B
        MINNESOTA TAX-FREE FUND INSTITUTIONAL CLASS
        NATIONAL LIMITED TERM TAX-FREE FUND INSTITUTIONAL CLASS
        NATIONAL TAX-FREE FUND CLASS A
        NATIONAL TAX-FREE FUND CLASS B
        NATIONAL TAX-FREE FUND CLASS C
        NATIONAL TAX-FREE FUND INSTITUTIONAL CLASS
        NEBRASKA TAX-FREE INSTITUTIONAL CLASS

3.      Investment Company Act File Number:

        811-09253

        Securities Act File Number:

        333-74295

4(a).   Last day of fiscal year for which this Form is filed:

        6/30/02

4(b). [ ]  Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [ ]  Check box if this is the last time the issuer will be filing this
           Form.

5.       Calculation of registration fees:

         (i)      Aggregate sales price of securities sold during
                  the fiscal year pursuant to section 24(f):                                       $  645,281,836
                                                                                                   --------------

         (ii)     Aggregate price of securities redeemed or repurchased
                  during the fiscal year:                                     $  319,458,314
                                                                              --------------

         (iii)    Aggregate price of securities redeemed or repurchased
                  during any prior fiscal year ending no earlier than
                  October 31, 1995, that were not previously used to reduce
                  registration fees payable to the Commission:                $  688,008,198
                                                                              --------------

         (iv)     Total available redemption credits
                  [add Items 5(ii) and 5(iii)]:                                                    $1,007,466,512
                                                                                                   --------------

         (v)      Net sales - if Item 5(i) is greater than Item 5(iv)
                  [subtract Item 5(iv) from Item 5(i)]:                                            $  362,184,676
                                                                                                   --------------

         (vi)     Redemption credits available for use in future years
                  -- if Item 5(i) is less than Item 5(iv)[subtract item
                  5(iv) from Item 5(i)]:                                      $ (362,184,676)
                                                                              --------------

         (vii)    Multiplier for determining registration fee (See
                  instruction C.9):                                                                x      .000092
                                                                                                   --------------

         (viii)   Registration fee due [multiply Item 5(v) by Item
                  5(vii)] (enter "0" if no fee is due):                                          = $            0
                                                                                                   --------------

6.       Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units), deducted here: ____. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _____.

7.       Interest due - if this Form is being filed more than 90 days
         after the end of the issuer's fiscal year (see instruction D):                          + $
                                                                                                   --------------

8.       Total of the amount of the registration fee due plus any
         interest due [line 5(viii) plus line 7]:                                                = $            0
                                                                                                   --------------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                 Method of Delivery:

                         [ ]  Wire Transfer

                         [ ]  Mail or other means

                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ KARLA M. RABUSCH
                            ------------------------------------------------
                            Treasurer
                            ------------------------------------------------

Date 9-27-02
     ----------------------


 *Please print the name and title of the signing officer below the signature.